Document and Entity Information	Apr. 22, 2021
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Caesars Entertainment,Inc.
Amendment Flag	true
Entity Central Index Key	0001590895
Document Type	8-K/A
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	Caesars Entertainment, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Caesars is filing this amendment on Form 8-K/A to amend the Original 8-K to include certain information, including the financial information required by Item 9.01(a) and Item 9.01(b) of Form 8-K, that was not included in the Original 8-K.